CONSOLIDATED STATEMENTS OF EQUITY AND REDEEMABLE NONCONTROLLING INTEREST (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends declared (in USD pre share)	$ 2.08	$ 1.98	$ 1.80
Southwest Gas Corporation
Dividends declared (in USD pre share)			$ 1.80
IntelliChoice Energy LLC | Centuri
Ownership percentage by parent	95.00%